UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 71,590	$ 51,809
Accounts receivable, net	2,683,251	2,098,227
Deposits, prepayments and other current assets	424,689	41,461
Due from related parties – current	5,936	32,013
Total current assets	3,185,466	2,223,510
Property and equipment, net	8,675	11,216
Deferred IPO costs	2,132,303	1,520,975
Deferred tax assets, net	39,872	104,857
Total assets	5,366,316	3,860,558
Current liabilities:
Accounts payable	800,000	206,407
Advance from customers	1,612	1,009
Accrued expenses and other liabilities	237,846	295,504
Due to related party – current	63,000	0
Tax payable	384,690	218,918
Total current liabilities	1,487,148	721,838
Due to a related party – non-current	85,567	402,202
Total Liabilities	1,572,715	1,124,040
Commitments and contingencies
Shareholders’ equity:
Statutory reserve	94,374	64,474
Retained earnings	3,878,142	2,838,715
Accumulated other comprehensive loss	(179,915)	(167,671)
Total shareholders’ equity	3,793,601	2,736,518
Total Liabilities and shareholders’ equity	5,366,316	3,860,558
Class A Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares, value	1,000	1,000
Class B Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares, value	$ 0	$ 0